Schedule H, Line 4i - Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of issue	Description of investment	Number of shares/units	Current value
Common stock of employer:
*Flagstar Bank, National Association	Common Stock	4,340,225	$54,643,430

Mutual funds:
MFS	New Discovery Value R6	286,023	$4,828,073
Principal	Smallcap Growth I R6	384,984	5,928,752
Vanguard	Institutional Index Instl Pl	220,758	121,873,655
Vanguard	Mid Cap Index I	532,757	42,290,272
Vanguard	Small Cap Index I	193,082	23,861,018
Vanguard	Total Bond Market Index Inst	2,097,489	20,492,463
Vanguard	Total Intl Stock Index Instl	116,132	18,823,825
Victory	Sycamore Established Value R6	201,050	9,059,322
Dreyfus	Government Cash Mgmt Instl	525,055	525,055
	Subtotal Mutual Funds		$247,682,435

Variable annuities:
JPMorgan	Equity Incm Fund	2,496,828	$30,627,000
PGIM	Total Return Bond Fund	893,020	12,695,552
	Subtotal Variable Annuities		$43,322,552
Collective trust funds:
Fidelity	Freedom 2010 Cmgld Pool D	80,760	$1,079,758
Fidelity	Freedom 2015 Cmgld Pool D	46,238	647,330
Fidelity	Freedom 2020 Cmgld Pool D	688,696	10,089,397
Fidelity	Freedom 2025 Cmgld Pool D	2,254,787	34,317,852
Fidelity	Freedom 2030 Cmgld Pool D	3,615,305	57,085,673
Fidelity	Freedom 2035 Cmgld Pool D	3,848,302	64,689,954
Fidelity	Freedom 2040 Cmgld Pool D	3,012,368	54,523,862
Fidelity	Freedom 2045 Cmgld Pool D	2,946,299	54,801,169
Fidelity	Freedom 2050 Cmgld Pool D	2,487,056	46,259,235
Fidelity	Freedom 2055 Cmgld Pool D	1,750,970	32,568,049
Fidelity	Freedom 2060 Cmgld Pool D	905,701	16,846,040
Fidelity	Freedom 2065 Cmgld Pool D	324,084	6,027,964
Fidelity	Freedom Cmgld Pool D	772,174	9,906,999
Fidelity	Growth Compy Commingled Pl	1,626,288	144,235,474
MFS	International Equity Cit Cl Ct	306,409	3,528,547
MFS	Mid Cap Growth Cit Cl Ct	104,074	1,819,572
Reliance MetLife	Gac Series 25053 Cl M	390,752	44,784,140
	Subtotal Collective Trust Funds		$583,211,015

Participant loans:
*Participant loans	3,188 loans to participants with interest rates of 2.25% to 9.50% with maturities up to 30 years		$16,285,263
			$945,144,695
*Parties-in-interest as defined by ERISA.
See accompanying Report of Independent Registered Public Accounting Firm.